Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the year ended
	December 31,
	2018	2019	2020
Revenues from long-term fleet	476,415	508,778	462,887
Revenues from spot fleet	38,909	113,822	210,390
Revenues from The Cool Pool Limited (GasLog vessels)	102,253	45,253	—
Revenues from vessel management services	767	784	812
Total	618,344	668,637	674,089